Other Assets (Tables)		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Property and Equipment	Furniture and fixtures consisted of the following:
	December 31,
	2020	2019
Computers	$20,333	$14,998
Accumulated Depreciation	(14,458)	(9,818)
	$5,875	$5,180
Property and Equipment consisted of the following:
	September 30,
	2021	2020
Computers and servers	$20,333	$18,781

Accumulated Depreciation	(16,077)	(12,366)

	$4,256	$6,415

Schedule of Intangible Assets
	December 31,
	2020	2019
Software	$1,200,000	$1,200,000
Accumulated Amortization	(1,200,000)	(1,200,000)
	$-	$-